Note 13 - Other Expenses - Other Operating Expenses (Details) - CAD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Amortization of intangible assets	$ 4,592	$ 8,372
Depreciation of property and equipment	2,687	2,988
Bad debt expense	11,940	17,287
Share-based compensation	692	7,118
Other expense	$ 19,911	$ 35,765